Corporate Income Taxes	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Corporate Income Taxes
28	Corporate Income Taxes
Corporate income taxes recorded in the Bank’s consolidated financial statements for the years ended October 31 are as follows:

(a)	Components of income tax provision

For the year ended October 31 ($ millions)	2024 (1)	2023 (1)
Provision for income taxes in the Consolidated Statement of Income:

Current income taxes:
Domestic:
Federal	$138	$736
Provincial	275	626
Adjustments related to prior periods	(40)	715
Foreign	1,219	1,053
Adjustments related to prior periods	2	(6)
	1,594	3,124
Deferred income taxes:
Domestic:
Federal	388	(604)
Provincial	181	(274)
Foreign	(131)	(25)
	438	(903)
Total provision for income taxes in the Consolidated Statement of Income	$2,032	$2,221
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	$1,019	$(168)
Deferred income taxes	41	(331)
	1,060	(499)
Reported in:
Other Comprehensive Income	1,156	(420)
Retained earnings	(96)	(79)
Other reserves	–	–
Total provision for income taxes in the Consolidated Statement of Changes in Equity	1,060	(499)
Total provision for income taxes	$3,092	$1,722
Provision for income taxes in the Consolidated Statement of Income includes:
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	$438	$(833)
Deferred tax expense (benefit) of tax rate changes	–	(70)
	$438	$(903)

(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.

(b)	Reconciliation to statutory rate
Income taxes in the Consolidated Statement of Income vary from the amounts that would be computed by applying the composite federal and provincial statutory income tax rate for the following reasons:

	2024 (1)		2023 (1)
For the year ended October 31 ($ millions)	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income
Income taxes at Canadian statutory rate	$2,755	27.8%	$2,682	27.7%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries and foreign branches	(746)	(7.5)	(692)	(7.1)
Tax-exempt income from securities	(28)	(0.3)	(341)	(3.5)
Other, net (2)	51	0.5	572	5.9
Total income taxes and effective tax rate	$2,032	20.5%	$2,221	23.0%

(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
(2)	Fiscal 2023 i ncludes $579 tax expense for the CRD and $48 tax benefit from the non-taxable gain related to the divestiture of the equity interest in CTFS.

(c)	Deferred taxes
Significant components of the Bank’s deferred tax assets and liabilities are as follows:

	Statement of Income		Statement of Financial Position
	For the year ended (1)		As at (1)
October 31 ($ millions)	2024	2023	2024	2023
Deferred tax assets:
Loss carryforwards	$29	$(201)	$930	$1,281
Allowance for credit losses	54	(172)	1,076	1,155
Deferred compensation	(100)	(77)	317	274
Deferred income	(137)	(100)	255	138
Property and equipment	(10)	(19)	262	339
Pension and other post-retirement benefits	(48)	(48)	387	321
Securities	(17)	(15)	260	386
Lease liabilities	28	(1)	891	936
Own credit risk	–	–	250	31
Other	(57)	(177)	673	542
Total deferred tax assets	$(258)	$(810)	$5,301	$5,403
Deferred tax liabilities:
Cash flow hedges	$–	$–	$57	$127
Deferred compensation	(24)	(19)	187	180
Deferred income	(20)	(23)	50	36
Property and equipment	(243)	174	684	569
Pension and other post-retirement benefits	1	1	82	120
Securities	(14)	(152)	354	385
Investment in subsidiaries and associates	52	43	29	67
Intangible assets	(344)	160	1,809	1,454
Other	(104)	(91)	504	370
Total deferred tax liabilities	$(696)	$93	$3,756	$3,308
Net deferred tax assets (liabilities) (2)	$438	$(903)	$1,545	$2,095

(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
(2)
For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $1,545 (2023 – $2,095) are represented by deferred tax assets of $2,942 (2023 – $3,541), and deferred tax liabilities of $1,397 (2023 – $1,446) on the Consolidated Statement of Financial Position.

The major changes to net deferred taxes were as follows:

For the year ended October 31 ($ millions)	2024	2023
Balance at beginning of year	$2,095	$803
Deferred tax benefit (expense) for the year recorded in income	(438)	903
Deferred tax benefit (expense) for the year recorded in equity	(41)	331
Disposed in divestitures	–	–
Other	(71)	58
Balance at end of year	$1,545	$2,095
The tax related to temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized in the Consolidated Statement of Financial Position amounts to $18 million (October 31, 2023 – $10 million). The amount related to unrecognized losses is $18 million, which will expire as follows: $3 million between 2024 and 2033 and $15 million has no expiry.
Included in the net deferred tax asset are tax benefits of $73 million (2023 – $2,563 million)
that have been recognized in the Canadian bank and certain Canadian and foreign subsidiaries that have incurred losses in either the current or the preceding year. In determining if it is appropriate to recognize these tax benefits, the Bank relied on projections of future taxable profits which are expected to generate sufficient taxable income to utilize the deferred tax assets.
The amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized at October 31, 2024 is approximately $57 billion (2023 – $50 billion).
Tax Assessments
The Bank received reassessments totaling $1,634 million of tax and interest as a result of the Canada Revenue Agency (CRA) denying the tax deductibility of certain Canadian dividends received during the 2011-2019 taxation years. The dividends subject to these reassessments are similar to those prospectively addressed by tax rules introduced in 2015 and 2018. The Bank has filed Notices of Appeal with the Tax Court of Canada against the federal reassessment in respect of its 2011 and 2012 taxation years. In addition, a subsidiary of the Bank received reassessments on the same matter in respect of its 2018 and 2019 taxation years totaling $3 million of tax and interest.
A subsidiary of the Bank received withholding tax assessments from the CRA in respect of certain of its securities lending transactions for its
2014-201
9
 taxation years totaling $637 million of tax, penalties and interest.
The subsidiary has filed a Notice of Appeal with the Tax Court of Canada against the federal assessment in respect of its 2014-2018 taxation years and intends to file a Notice of Objection in respect of its 2019 taxation year assessment.

In respect of both matters, the Bank is confident that its tax filing position was appropriate and in accordance with the relevant provisions of the Income Tax Act (Canada) and intends to vigorously defend its position.
Canada Recovery Dividend
In prior year, the Bank recognized an additional income tax expense of $579 million reflecting the present value of the amount payable for the Canada Recovery Dividend (CRD). The CRD is a Canadian federal tax measure which requires the Bank to pay a one-time tax of 15% on taxable income in excess of $1 billion, based on the average taxable income for the 2020 and 2021 taxation years.
Canadian Federal Tax Measures
On August 12, 2024, the Department of Finance released draft legislation on the proposed increase to the capital gains inclusion rate from 50% to 66.7%
for gains or losses realized after June 24, 2024.
A Notice of Ways and Means Motion was tabled on September 23, 2024 to implement the draft legislation for the increased capital gains inclusion rate. This legislation is expected to be enacted in a future bill and its impact is not material to the Bank.
Global Minimum Tax
The Organisation for Economic
Co-operation
and Development (OECD) published Pillar Two model rules in December 2021 as part of its efforts toward international tax reform. The rules aim to have large multinational enterprises, with consolidated revenues in excess of
€
750 million, pay a minimum effective tax of 15% in
each jurisdiction they operate. OECD member countries are in the process of developing domestic tax legislation to implement the rules. In June 2024, Canada enacted the Global Minimum Tax (GMT) Act as part of Bill
C-69.
During the year, certain countries have also enacted their local GMT legislation to introduce a domestic minimum top-up
tax. These laws will apply to the Bank from fiscal year 2025 onwards.
The IASB previously issued amendments to IAS 12 Income Taxes for a temporary mandatory exception from the recognition and disclosure of deferred taxes related to the implementation of Pillar Two GMT rules, which the Bank has applied.
The Bank has performed an assessment of its potential GMT impact and continues to monitor relevant legislation and available guidance when released across various jurisdictions. GMT is expected to apply to earnings from jurisdictions including Bahamas, Barbados, Cayman Islands
and
Ireland. Based on the Bank’s preliminary assessment, the Bank expects an increase in its effective tax rate by approxim ately 1%

for the year ending October 31, 2025
.